Schedule of computation of basic and diluted loss per share (Details) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares	Dec. 31, 2021 SGD ($) $ / shares shares
Net loss per share attributable to ordinary shareholders
Net loss	$ (9,844)	$ (12,986)	$ (4,960)	$ (1,240)
Add: Loss attributable to non-controlling interest	32	42	37	9
Loss for the period attributable to ordinary shareholders	$ (9,812)	$ (12,944)	$ (4,923)	$ (1,231)
Basic weighted-average ordinary shares outstanding	13,007	13,007	11,702	11,702
Basic loss per share attributable to ordinary shareholders | (per share)	$ (0.75)	$ (1.00)	$ (0.42)	$ (0.11)
Diluted loss per share attributable to ordinary shareholders | (per share)	$ (0.75)	$ (1.00)	$ (0.42)	$ (0.11)